Income Taxes (Income Tax Uncertainties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 46,500,000	$ 106,000,000	$ 129,700,000
Additions due to acquisitions	0	22,900,000	300,000
Additions for tax positions of the current year	100,000	0	0
Additions for tax positions of prior years	700,000	15,200,000	5,400,000
Reductions for tax positions of prior years	(500,000)	(76,300,000)	(1,400,000)
Settlements during the period	(2,100,000)	(7,800,000)	(1,400,000)
Lapses of applicable statutes of limitations	(200,000)	(13,500,000)	(1,200,000)
Reclassify Canadian uncertain tax positions to discontinued operations	0	0	(25,400,000)
Balance at end of period	44,500,000	46,500,000	106,000,000
Unrecognized tax benefits that would impact the effective tax rate, if recognized	44,500,000
Reduction for uncertain tax positions of prior years	75,700,000
Adjustments for uncertain income tax positions	46,700,000
(Interest) expense related to tax uncertainties	(1,000,000)	(1,100,000)	(700,000)
Penalties recognized related to income tax uncertainties	(200,000)	0	(100,000)
Accrued Liabilities, Current [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Accrued interest related to income tax uncertainties	100,000	2,300,000
Accrued penalties related to income tax uncertainties	0	500,000
Other Liabilities, Noncurrent [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Accrued interest related to income tax uncertainties	4,000,000	2,800,000
Accrued penalties related to income tax uncertainties	500,000	400,000
Resolution of Audits or Statute Expirations [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits reasonably possible will decrease	$ 13,400,000